Restricted Cash and Investments (Tables)	12 Months Ended
Jun. 30, 2024
Total Restricted cash and investments [Abstract]
Restricted Cash and Investment

	SA Rand
Figures in million	2024	2023
Restricted cash	489	475
Restricted investments	6 044	5 687
Total restricted cash and investments	6 533	6 162
Current portion of restricted cash and investments	39	41
Non-current portion of restricted cash and investments	6 494	6 121

Schedule of Restricted Cash

	SA Rand
Figures in million	2024	2023
Non-current	450	434
Current	39	41
Total restricted cash	489	475

The restricted cash consist of funds set aside for:

	SA Rand
Figures in million	2024	2023
Environmental guarantees and rehabilitation (a)	217	183
Guarantee - Tshiamiso Trust (b)	205	225
PNG communities (c)	45	45
Other	22	22
Total restricted cash	489	475

(a)    The amount primarily relates to funds set aside to serve as collateral against guarantees made to the Department of Mineral Resources and Energy (DMRE) in South Africa for environmental and rehabilitation obligations. Refer to note 24. The funds are invested in short-term money market funds and call accounts, which require third-party approval for release.

(b)    Refer to note 25 for details on the silicosis settlement and the arrangement with the trust. The decrease is as a result of the benefit and admin contributions made, reducing the total that the guarantee is calculated on.

(c)    Relates to monies set aside for affected communities in the group’s PNG operations.

Schedule of Restricted Investments
Restricted investments

	SA Rand
Figures in million	2024	2023
Investments held by environmental trust funds	6 030	5 673
Investments held by the Social Trust Fund	14	14
Total restricted investments (non-current)	6 044	5 687

Environmental trust funds

Accounting policy
Contributions are made to the group's environmental trust funds, created in accordance with statutory requirements, to fund the estimated cost of pollution control, rehabilitation and mine closure at the end of the life of the group's mines. The trusts are consolidated into the group as the group exercises control of the trusts. The measurement of the investments held by the trust funds is dependent on their classification under financial assets. Income received and gains are treated in accordance with these classifications. The equity-linked notes and investment in unit trusts are classified and measured at fair value through profit or loss, while the equity investments are classified and measured at fair value through other comprehensive income. Interest-bearing short-term investments as well as investments in government bonds are classified and measured as debt instruments at amortised cost.

The environmental trust funds are irrevocable trusts under the group's control. Contributions to the trusts are invested in various instruments which include the following: listed equity securities, unit trusts, government bonds, interest-bearing short-term and medium-term cash investments and medium-term equity-linked notes. The equity-linked notes are issued by commercial banks that provide guaranteed interest and additional interest or growth linked to the growth of the Top 40 index of the JSE. These investments provide for the estimated cost of rehabilitation at the end of the life of the group's mines. Income earned on the investments is retained in the funds and reinvested.

The environmental trust funds consist of:

	SA Rand
Figures in million	2024	2023
Fixed deposits	3 665	3 385
Cash equivalents	74	58
Equity-linked deposits	1 494	1 493
Government bonds	401	234
Equity investments	335	305
Collective investment scheme (unit trusts)	61	198
Total environmental trust funds	6 030	5 673

Reconciliation of the movement in the investments held by environmental trust funds:

	SA Rand
Figures in million	2024	2023
Balance at beginning of year	5 673	5 244
Interest income	329	258
Fair value gain through profit and loss	95	184
Fair value gain through other comprehensive income	18	30
Dividend received	15	13
Acquisition/(maturity) of Equity-linked deposits	(96)	229
Acquisition/(maturity) of Fixed deposits	(5)	154
Acquisition/(maturity) of Collective investment schemes (unit trusts)	(138)	141
Acquisition/(maturity) of Government bonds	145	—
Net transfer of cash equivalents	93	(524)
Withdrawal of funds for rehabilitation work performed	(99)	(56)
Balance at end of year	6 030	5 673
15    Restricted cash and investments
Restricted investments continued
The Social Trust Fund
The Social Trust Fund is an irrevocable trust under the group's control. The purpose of the trust is to fund the social plan to reduce the negative effects of restructuring on the group's workforce, to put measures in place to ensure that the technical and life skills of the group's workforce are developed and to develop the group's workforce in such a manner as to avoid or minimise the effect of job losses and a decline in employment through turnaround or redeployment strategies.

The Social Trust Fund investment comprises a unit trust portfolio that is exposed to the fair value changes in the equity market and is classified as a fair value through profit or loss investment.

Restricted Investments, Environmental Trust Fund
The environmental trust funds consist of:

	SA Rand
Figures in million	2024	2023
Fixed deposits	3 665	3 385
Cash equivalents	74	58
Equity-linked deposits	1 494	1 493
Government bonds	401	234
Equity investments	335	305
Collective investment scheme (unit trusts)	61	198
Total environmental trust funds	6 030	5 673

Reconciliation of Movement in Investments Held by Environmental Trust Funds
Reconciliation of the movement in the investments held by environmental trust funds:

	SA Rand
Figures in million	2024	2023
Balance at beginning of year	5 673	5 244
Interest income	329	258
Fair value gain through profit and loss	95	184
Fair value gain through other comprehensive income	18	30
Dividend received	15	13
Acquisition/(maturity) of Equity-linked deposits	(96)	229
Acquisition/(maturity) of Fixed deposits	(5)	154
Acquisition/(maturity) of Collective investment schemes (unit trusts)	(138)	141
Acquisition/(maturity) of Government bonds	145	—
Net transfer of cash equivalents	93	(524)
Withdrawal of funds for rehabilitation work performed	(99)	(56)
Balance at end of year	6 030	5 673